Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 285,000
Previously Paid Amount	0.00
Total Fee Amount	39.36
Total Offset Amount	0.00
Net Fee	39.36
Narrative - Max Aggregate Offering Price	$ 285,000
Final Prospectus	true